INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS OTHER THAN GOODWILL
Schedule of intangible assets other than goodwill

	December 31, 2019			December 31, 2018
	Gross	Accumulated	Net	Gross	Accumulated	Net
Description	Value	Amortization	Value	Value	Amortization	Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Distribution rights (1)	667,148,383	(393,187)	666,755,196	661,285,834	(259,434)	661,026,400
Software	34,347,843	(26,484,427)	7,863,416	31,526,159	(24,160,202)	7,365,957
Others	750,309	(293,546)	456,763	728,198	(298,002)	430,196
Total	702,246,535	(27,171,160)	675,075,375	693,540,191	(24,717,638)	668,822,553
(1)

Correspond to the contractual rights to produce and distribute Coca-Cola products in certain parts of Argentina, Brazil, Chile and Paraguay. Distribution rights result from the valuation process at fair value of the assets and liabilities of the companies acquired in business combinations. Production and distribution contracts are renewable for periods of 5 years with Coca-Cola. The nature of the business and renewals that Coca-Cola has permanently done on these rights, allow qualifying them as indefinite contracts.

Schedule of distribution rights

	12.31.2019	12.31.2018
Distribution rights	ThCh$	ThCh$
Chile (excluding Metropolitan Region, Rancagua and San Antonio)	305,235,247	304,888,183
Brazil (Rio de Janeiro, Espirito Santo, Ribeirão Preto and investments in Sorocaba y Leão Alimentos e Bebidas Ltda.)	187,616,890	181,583,404
Paraguay	171,841,663	172,594,328
Argentina (North and South)	2,061,396	1,960,485
Total	666,755,196	661,026,400

Schedule of the movement and balances of identifiable intangible assets

	January 1 to December 31, 2019				January 1 to December 31, 2018
	Distribution				Distribution
Description	Rights	Others	Software	Total	Rights	Others	Software	Total
	THCH$	THCH$	THCH$	THCH$	THCH$	THCH$	THCH$	THCH$

Opening balance	661,026,400	430,196	7,365,957	668,822,553	656,294,617	470,918	6,507,343	663,272,878
Additions	—	—	3,296,558	3,296,558	—	—	3,718,038	3,718,038
Amortization	(133,753)	—	(2,324,225)	(2,457,978)	(112,601)	(40,722)	(1,971,417)	(2,124,740)
Other increases (decreases) (1)	5,862,549	26,567	(474,874)	5,414,242	4,844,384	—	(888,007)	3,956,377
Ending balance	666,755,196	456,763	7,863,416	675,075,375	661,026,400	430,196	7,365,957	668,822,553
(1)	Mainly corresponds to restatement due to the effects of translation of distribution rights of foreign subsidiaries.